Employee Benefit Plan, Fully-Benefit Responsive Investment	12 Months Ended
Sep. 30, 2025
EBP0757636
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Fully Benefit-Responsive Investment Contract	Investment in Insurance Contract
New York Life Insurance Company Anchor Account IV
The Plan has a group annuity contract with New York Life Insurance Company ("New York Life") to invest in the New York Life Anchor Account ("Anchor Account"). The Anchor Account is a stable value fund held in a pooled separate account that invests primarily in a diversified and conservative array of fixed income securities and cash equivalent investments, which are owned and managed by New York Life. The Anchor Account is credited with earnings on the underlying investments and charged for participant withdrawals and administrative expenses. New York Life is contractually obligated to repay the principal and accumulated interest that is guaranteed to the Plan. The interest crediting rate is reset semi-annually and the minimum interest crediting rate is zero.
The group annuity contract is fully benefit-responsive and is reported at contract value in the Statements of Net Assets Available for Benefits. Benefit responsiveness is defined as the extent to which a contract’s terms and the Plan permit or require participant-initiated withdrawals at contract value. Contract value, as reported to the Plan by New York Life, represents contributions made under each contract, plus earnings, less participant withdrawals and administrative expenses. As described in Note 2, contract value is the relevant measurement attribute for this Fund.

Certain events may limit the ability of the Plan to transact at contract value with the investment contract issuer. Such events include the following: (1) certain distributions resulting from employer-initiated events (including plan termination, bankruptcy and lay-offs); (2) termination by the contract holder if the contract holder fails to provide 12 months advance written notice of termination; or (3) termination by issuer due to loss of the Plan's qualified status. The Plan does not believe that any events which would limit the Plan's ability to transact at contract value with participants are probable of occurring. There are no reserves against contract value for credit risk of the contract issuer or otherwise.